Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Income tax provision (benefit)	$ (303,321)	$ 473,000
Federal [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current	0	0
Deferred	0	0
State and local [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Current	(303,321)	473,000
Deferred	$ 0	$ 0